U.S. SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                FORM 24F-2
                     Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2

 1.  Name and address of issuer:

     Delaware Group Global & International Funds, Inc.
     2005 Market Street
     Philadelphia, PA  19103

 2. Name of each series or class of funds for which this notice is filed:

     International Equity Fund A Class
     International Equity Fund B Class
     International Equity Fund C Class
     International Equity Fund Institutional Class
     Global Assets Fund A Class
     Global Assets Fund B Class
     Global Assets Fund C Class
     Global Assets Fund Institutional Class
     Global Bond Fund A Class
     Global Bond Fund B Class
     Global Bond Fund C Class
     Global Bond Fund Institutional Class

 3.  Investment Company Act File Number:  811-6324
     Securities Act File Number:  33-41034

 4.  Last day of fiscal year for which this notice is filed:
     11/30/95

 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [ ]

 6.  Date of termination of issuer's declaration under rule
     24f-2(a)(1), if applicable:  N/A

 7. Number and amount of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: $0.00

 8.  Number and amount of securities registered during the
     fiscal year other than pursuant to rule 24f-2:  $0.00

 9. Number and aggregate sale price of securities sold during the fiscal year: $49,106,116

10.  Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to
     rule 24f-2:  $49,106,116

11.  Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment
     plans, if applicable:  $3,432,993

12.  Calculation of registration fee:
     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
                                                   $   49,106,116
                                                   --------------
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from item 11, if
           applicable):                            +    3,432,993
                                                   --------------
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                                   -   31,750,326
                                                   --------------
     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2(if applicable):
                                                   +     N/A
                                                   --------------
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line
           (i), plus line (ii), less line (iii), plus line (iv)]
           (if applicable):                            20,788,783
                                                   --------------
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation:
                                                   x   1/29 of 1%
                                                   --------------
     (vii) Fee due [line (i) or line (v) multiplied by line
           (vi)]:                                  $     7,168.55
                                                   ==============

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a). [X]

     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 01/24/96

                                SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By:  /S/ROSEMARY E. MILNER              Date: 01/26/96
          ------------------------                 --------
          Rosemary E. Milner
          Vice President
          ------------------------